Income taxes - Narrative (Details) - USD ($) $ in Millions	Mar. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Liability for unrecognized tax benefit	$ 129.0	$ 125.8
Items generating unrecognized tax benefits	102.8	101.6
Interest and related penalties	$ 26.2	$ 24.2